CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Condensed statements of cash flows
Cash issuance costs paid	¥ 4,130